Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 586,955	$ 92,106	¥ 504,108		¥ 972,438
RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	238,386	238,386	150,967	$ 150,967
US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 348,569	$ 54,671	¥ 353,141	$ 54,122